Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.65%
Air Freight & Logistics - 0.86%
Atlas Air Worldwide Holdings, Inc. (a)	3,236	$242,473
Airlines - 2.55%
JetBlue Airways Corp. (a)	36,025	724,103
Auto Components - 4.29%
Cooper-Standard Holdings, Inc. (a)	10,740	319,623
Modine Manufacturing Co. (a)	50,960	896,387
		1,216,010
Banks - 22.04%
BankUnited, Inc.	23,321	1,114,511
First Commonwealth Financial Corp.	37,292	564,974
First Horizon National Corp.	47,631	908,323
First Midwest Bancorp Inc.	22,603	473,081
FNB Corp.	64,806	869,048
OFG Bancorp (b)	19,434	468,359
PacWest Bancorp	18,842	851,093
Umpqua Holdings Corp.	52,321	998,285
		6,247,674
Capital Markets - 0.61%
Affiliated Managers Group, Inc.	1,050	172,200
Commercial Services & Supplies - 4.14%
ACCO Brands Corp.	128,905	1,174,325
Communications Equipment - 0.82%
Lumentum Holdings, Inc.	2,870	233,532
Electrical Equipment - 0.84%
nVent Electric PLC (b)	7,291	237,249
Entertainment - 6.13%
Cinemark Holdings, Inc. (a)	44,692	1,012,721
Lions Gate Entertainment Corp. - Class A (a)(b)	37,176	724,188
		1,736,909
Food Products - 2.63%
Pilgrim's Pride Corp. (a)	30,963	744,351
Health Care Equipment & Supplies - 0.85%
Co-Diagnostics, Inc.	29,914	241,406
Hotels, Restaurants & Leisure - 3.11%
Bloomin' Brands, Inc. (a)	10,000	295,500
Brinker International, Inc. (a)	2,132	131,011
Dave & Buster's Entertainment, Inc.	2,689	113,691
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,712	341,713
		881,915
Household Durables - 1.55%
Taylor Morrison Home Corp.	14,808	438,613
Insurance - 7.31%
American Equity Investment Life Holding Co.	19,608	598,044
Argo Group International Holdings Ltd. (b)	6,811	365,342
CNO Financial Group, Inc.	41,790	1,109,942
		2,073,328
IT Services - 2.79%
Alliance Data Systems Corp.	6,546	792,393
Machinery - 1.18%
NN, Inc.	44,387	333,346
Metals & Mining - 5.55%
Alamos Gold, Inc. (b)	15,082	137,699
B2Gold Corp. (b)	98,776	503,758
Century Aluminum Co. (a)	11,285	153,589
Commercial Metals Co.	24,753	778,976
		1,574,022

Oil, Gas & Consumable Fuels - 6.37%
Cimarex Energy Co.	11,462	776,551
Delek US Holdings, Inc.	40,592	904,795
HollyFrontier Corp.	3,833	124,458
		1,805,804
Semiconductors & Semiconductor Equipment - 5.51%
Photronics, Inc. (a)	40,816	552,649
Silicon Motion Technology Corp. - ADR	15,307	1,009,803
		1,562,452
Software - 2.92%
J2 Global, Inc. (a)	6,655	828,747
Specialty Retail - 2.37%
American Eagle Outfitters, Inc.	8,668	307,107
Urban Outfitters, Inc. (a)	9,325	365,167
		672,274
Technology Hardware, Storage & Peripherals - 3.77%
NCR Corp. (a)	11,080	534,056
Super Micro Computer, Inc. (a)	15,341	532,946
		1,067,002
Textiles, Apparel & Luxury Goods - 3.04%
Carter's, Inc.	2,670	272,981
Skechers U.S.A., Inc. - Class A (a)	2,985	141,788
Vera Bradley, Inc. (a)	38,894	446,502
		861,271
Trading Companies & Distributors - 4.42%
WESCO International, Inc. (a)	11,788	1,256,247
TOTAL COMMON STOCKS (Cost $20,472,215)		27,117,646

MONEY MARKET FUND - 2.31%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 0.010% (c)	654,278	654,278
TOTAL MONEY MARKET FUND (Cost $654,278)		654,278

Total Investments (Cost $21,126,493) - 97.96%		27,771,924
Other Assets in Excess of Liabilities - 2.04%		579,400
TOTAL NET ASSETS - 100.00%		$28,351,324

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2021.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended May 31, 2021, no securities were transferred into or out of Level 1 or 2. The Funds held no Level 3 securities throughout the period ended May 31,
2021. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2021.

Snow Capital Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (1)	$27,117,646	$-	$-	$27,117,646
Money Market Funds	654,278	-	-	654,278
Total Assets	$27,771,924	$-	$-	$27,771,924

(1) See the Schedules of Investments for industry classifications.